Accounts Receivable, Net	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consists of the following:

	As of December 31,
	2025	2024
Accounts receivable	$238,973	$7,152
Less: allowance for expected credit loss	—	—
Accounts receivable, net	$238,973	$7,152